Stockholders' Equity (Schedule of Treasury Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended				59 Months Ended
	Oct. 31, 2012	Apr. 30, 2011	Oct. 31, 2008	Feb. 29, 2008	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Class of Stock [Line Items]
Share repurchase plan, authorized repurchase amount	$ 264	$ 129	$ 100	$ 400	$ 893
Shares repurchased					1,059,719	[1]	652,016	1,667,592	13,142,527
Average purchase price per share					$ 42.44		$ 46.99	$ 28.77	$ 38.14
Amount spent on repurchased shares					$ 45		$ 31	$ 48	$ 501
Restricted Stock [Member]
Class of Stock [Line Items]
Shares withheld, tax withholding					5,823

[1]	Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.